Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

As of December 31	2014		2015
(in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts	1,219,894	(52,319)	898,227	(2,675)
Interest rate swaps	1,013,053	138,367	1,013,053	115,618

Derivative Financial Instruments Per Category
The following table summarizes our derivative financial instruments per category:

As of December 31	2014		2015
(in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps — cash flow hedges	—	3,586	—	2,716
Interest rate swaps — fair value hedges	141,953	—	118,334	—
Forward foreign exchange contracts — cash flow hedges	8,777	36	2,932	2,026
Forward foreign exchange contracts — other hedges (no hedge accounting)	3,073	64,133	12,537	16,118
Total	153,803	67,755	133,803	20,860

Less non-current portion:
Interest rate swaps — cash flow hedges	—	2,808	—	1,878
Interest rate swaps — fair value hedges	115,546	—	81,777	—
Total non-current portion	115,546	2,808	81,777	1,878

Total current portion	38,257	64,947	52,026	18,982